Income Taxes (Details) - Schedule of Deferred Income Tax Assets and Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accounts receivable	$ 2,473	$ 5,123
Inventories	2,139	2,807
Property and equipment	2,207	296
Reserves and other accruals	64	389
Stock based compensation	1,942	2,673
Lease liabilities	18,684	20,668
Section 174 Costs	3,138	2,601
Credits and other	2,834	1,669
Net operating losses	13,191	9,921
Gross deferred tax assets	46,672	46,147
Valuation allowance	(25,670)	(24,128)
Total deferred tax assets, net	21,002	22,019
Deferred tax liabilities:
Prepaid expenses	(1,606)	(864)
Other	(233)	(773)
Right of Use of Asset	(17,556)	(19,514)
Total deferred tax liabilities	(19,395)	(21,151)
Net deferred tax assets	$ 1,607	$ 868